Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Raw material	$24,329	$55,029
Work in process	310,672	135,341
Goods in transit	1,058,677	1,044,733
Inventories provision	(61,913)	(18,058)
Total inventories	$1,331,765	$1,217,045

Inventories consisted of the following:

	As of December 31,
	2023	2022
Raw material	$55,029	$39,485
Work in process	135,341	202,412
Finished goods	1,044,733	831,688
Inventories provision	(18,058)	(12,359)
Balance at end of the year	$1,217,045	$1,061,226